Goodwill and Intangible Assets (Additional Information) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 13,481,000		$ 13,481,000		$ 13,481,000	$ 13,481,000
Goodwill impairment charges			$ 0	$ 0	$ 0	0
Weighted average remaining life for identifiable intangible assets			7 years 10 months 24 days		8 years 6 months
Amortization expense	1,020,000	$ 1,002,000	$ 3,030,000	3,030,000	$ 4,031,000	$ 4,106,000
Agregate amortization expense	$ 1,000	$ 3,000	$ 1,000	$ 3,000
Patent Rights Acquired Technology And Acquired Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Property Plant And Equipment Useful Life	15 years		15 years		15 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Asset Useful Life	12 years 8 months 12 days		12 years 8 months 12 days		13 years
Minimum
Finite-Lived Intangible Assets [Line Items]
Finite Lived Intangible Asset Useful Life	6 years 1 month 6 days		6 years 1 month 6 days		6 years 9 months 18 days
Assembled workforce
Finite-Lived Intangible Assets [Line Items]
Property Plant And Equipment Useful Life					5 years